Finance Cost and Income - Summary of Finance Income (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Finance Income [Abstract]
Interest income	$ 155	$ 114
Other financial income	69	14
Finance income after non recurring finance income	$ 224	$ 128